EMPLOYEE BENEFITS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS

NOTE 11. EMPLOYEE BENEFITS

We maintain a defined benefit pension plan, or Plan, covering substantially all employees hired prior to January 1, 2008. The benefits are based on years of service and the employee’s compensation for the highest five consecutive years in the last ten years. Contributions are intended to provide for benefits attributed to employee service to date and for those benefits expected to be earned in the future. At this time, we are not required to make a cash contribution to the Plan in 2014. The expected long-term rate of return on plan assets is 8.00 percent. Through September 30, 2014, there have been no changes to the Plan.

The following table summarizes the components of net periodic pension cost for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Components of Net Periodic Pension Cost
Service cost—benefits earned during the period	$516	$659	$1,778	$2,075
Interest cost on projected benefit obligation	1,141	997	3,353	2,989
Expected return on plan assets	(1,710)	(1,526)	(5,180)	(4,656)
Amortization of prior service cost (credit)	(34)	(34)	(104)	(102)
Recognized net actuarial loss	287	642	705	1,818

Net Periodic Pension Expense	$200	$738	$552	$2,124

NOTE 20. EMPLOYEE BENEFITS

We maintain a defined benefit pension plan, or Plan, covering substantially all employees hired prior to January 1, 2008. The benefits are based on years of service and the employee’s compensation for the highest five consecutive years in the last ten years. Contributions are intended to provide for benefits attributed to employee service to date and for those benefits expected to be earned in the future.

The following table summarizes the activity in the benefit obligation and Plan assets deriving the funded status, which is recorded in other liabilities in the Consolidated Balance Sheets:

(dollars in thousands)	2013	2012
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$102,454	$93,033
Service cost	2,767	2,788
Interest cost	3,985	4,358
Plan participants’ contributions	—	71
Actuarial (gain) loss	(7,167)	6,723
Benefits paid	(6,070)	(4,519)

Projected Benefit Obligation at End of Year	$95,969	$102,454

Change in Plan Assets
Fair value of plan assets at beginning of year	$81,088	$72,626
Actual return on plan assets	14,538	9,810
Employer contributions	—	3,100
Plan participants’ contributions	—	71
Benefits paid	(6,070)	(4,519)

Fair Value of Plan Assets at End of Year	$89,556	$81,088

Funded Status	$(6,413)	$(21,366)

The following table sets forth the amounts recognized in accumulated other comprehensive income (loss) at December 31:

(dollars in thousands)	2013	2012
Prior service credit	$(1,304)	$(1,442)
Net actuarial loss	18,373	36,297

Total (Before Tax Effects)	$17,069	$34,855

Below are the actuarial weighted average assumptions used in determining the benefit obligation:

	2013	2012
Discount rate	4.75%	4.00%
Rate of compensation increase	3.00%	3.00%

The following table summarizes the components of net periodic pension cost and other changes in Plan assets and benefit obligation recognized in other comprehensive income (loss) for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Components of Net Periodic Pension Cost
Service cost—benefits earned during the period	$2,767	$2,788	$2,371
Interest cost on projected benefit obligation	3,985	4,358	4,162
Expected return on plan assets	(6,207)	(5,564)	(5,378)
Amortization of prior service cost (credit)	(138)	(137)	(7)
Recognized net actuarial loss	2,425	2,474	773

Net Periodic Pension Expense	$2,832	$3,919	$1,921

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss)
Net actuarial loss (gain)	$(15,499)	$2,477	$20,422
Recognized net actuarial loss	(2,425)	(2,474)	(773)
Prior service credit	—	—	(1,513)
Recognized prior service credit	138	137	7

Total (Before Tax Effects)	$(17,786)	$140	$18,143

Total Recognized in Net Benefit Cost and Other Comprehensive Income (Loss) (Before Tax Effects)	$(14,954)	$4,059	$20,064

The following table summarizes the actuarial weighted average assumptions used in determining net periodic pension cost:

	2013	2012	2011
Discount rate	4.00%	4.75%	5.75%
Rate of compensation increase	3.00%	4.00%	4.00%
Expected return on assets	8.00%	8.00%	8.00%

The net actuarial loss included in accumulated other comprehensive income (loss) expected to be recognized in net periodic pension cost during the year ended December 31, 2014 is $0.8 million. The prior service credit expected to be recognized during the same period is $0.1 million.

The accumulated benefit obligation for the Plan was $88.3 million at December 31, 2013 and $93.5 million at December 31, 2012.

We consider many factors when setting the assumed rate of return on Plan assets. As a general guideline the assumed rate of return is equal to the weighted average of the expected returns for each asset category and is estimated based on historical returns as well as expected future returns. The weighted average discount rate is derived from corporate yield curves.

S&T Bank’s Retirement Plan Committee determines the investment policy for the Plan. In general, the targeted asset allocation is 50 percent to 70 percent equities and 30 percent to 50 percent fixed income. A strategic allocation within each asset class is employed based on the Plan’s time horizon, risk tolerances, performance expectations and asset class preferences. Investment managers have discretion to invest in any equity or fixed-income asset class, subject to the securities guidelines of the Plan’s Investment Policy Statement.

At this time, S&T Bank is not required to make a cash contribution to the Plan in 2014. No contributions were made during 2013.

The following table provides information regarding estimated future benefit payments to be paid in each of the next five years and in the aggregate for the five years thereafter:

(dollars in thousands)	Amount
2014	$5,723
2015	6,698
2016	6,326
2017	6,182
2018	7,220
2019—2023	36,578

We also have supplemental executive retirement plans, or SERPs, for certain key employees. The SERPs are unfunded. The projected benefit obligations related to the SERPs were $2.8 million and $3.5 million at December 31, 2013 and 2012. These amounts also represent the net amount recognized in the statement of financial position for the SERPs. Net periodic benefit costs for the SERPs were $0.4 million, $0.5 million and $0.3 million for each of the years ended December 31, 2013, 2012 and 2011. Additionally, $1.5 million and $2.0 million before tax were reflected in accumulated other comprehensive income (loss) at December 31, 2013 and 2012, in relation to the SERPs. The actuarial assumptions used for the SERPs are the same as those used for the Plan.

We maintain a Thrift Plan, a qualified defined contribution plan, in which substantially all employees are eligible to participate. We make matching contributions to the Thrift Plan up to 3.5 percent of participants’ eligible compensation and may make additional profit-sharing contributions as provided by the Thrift Plan. Expense related to these contributions amounted to $1.4 million in 2013, $1.3 million in 2012 and $1.1 million in 2011.

Fair Value Measurements

The following tables present our Plan assets measured at fair value on a recurring basis by fair value hierarchy level at December 31, 2013 and 2012. There were no transfers between Level 1 and Level 2 for items of a recurring basis during the periods presented. The decrease of $2.7 million in Level 3 plan assets between December 31, 2012 and December 31, 2013 is due to the sale of these investments. There were no purchases or transfers of Level 3 plan assets in 2013.

	December 31, 2013
	Fair Value Asset Classes(1)
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents(2)	$—	$2,946	$—	$2,946
Fixed Income(3)	26,448	—	—	26,448
Equities:
Equity index mutual funds—domestic(4)	1,558	—	—	1,558
Equity index mutual funds—international(5)	2,497	—	—	2,497
Domestic Individual Equities(6)	55,206	—	—	55,206
International Individual Equities(7)	901	—	—	901

Total Assets at Fair Value	$86,610	$2,946	$—	$89,556

(1)	Refer to Note 1 Summary of Significant Accounting Policies, Fair Value Measurements for a description of levels within the fair value hierarchy.
(2)	This asset class includes FDIC insured money market instruments.
(3)	This asset class includes a variety of fixed income mutual funds which primarily invests in investment grade rated securities. Investment managers have discretion to invest in fixed income related securities including futures, options and other derivatives. Investments may be made in currencies other than the U.S. dollar.
(4)	The sole investment within this asset class is S&P 600 index iShares.
(5)	The sole investment within this asset class is MSCI EAFE Index iShares.
(6)	This asset class includes individual domestic equities invested in an active all-cap strategy. It may also include convertible bonds.
(7)	This asset class includes American Depository Receipts, or ADR.

	December 31, 2012
	Fair Value Asset Classes(1)
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents(2)	$—	$8,585	$—	$8,585
Fixed Income(3)	22,211	—	1,432	23,643
Equities:
Equity index mutual funds—domestic(4)	1,934	—	—	1,934
Equity index mutual funds—international(5)	4,218	—	—	4,218
Domestic Individual Equities(6)	39,631	—	—	39,631
International Individual Equities(7)	1,802	—	—	1,802
Equity—Partnerships(8)	—	—	1,275	1,275

Total Assets at Fair Value	$69,796	$8,585	$2,707	$81,088

(1)	Refer to Note 1 Summary of Significant Accounting Policies, Fair Value Measurements for a description of levels within the fair value hierarchy.
(2)	This asset class includes FDIC insured money market instruments.
(3)	This asset class includes a variety of fixed income mutual funds and a partnership which primarily invests in investment grade rated securities. Investment managers have discretion to invest in fixed income related securities including futures, options and other derivatives. Investments may be made in currencies other than the U.S. dollar.
(4)	The sole investment within this asset class is S&P 600 index iShares.
(5)	The sole investment within this asset class is MSCI EAFE Index iShares.
(6)	This asset class includes individual domestic equities invested in an active all-cap strategy. It may also include convertible bonds.
(7)	This asset class includes American Depository Receipts, or ADR.
(8)	This asset class includes a Partnership priced by the investment manager which invests in equities and T-Bills.